Annual Total Returns - Franklin International Small Cap Fund [BarChart] - Franklin Global Trust 3 - FGT3-23 - Franklin International Small Cap Fund - Advisor Class	Dec. 01, 2020
Bar Chart Table:
Annual Return 2010	18.97%
Annual Return 2011	(14.34%)
Annual Return 2012	29.78%
Annual Return 2013	36.64%
Annual Return 2014	(10.74%)
Annual Return 2015	6.70%
Annual Return 2016	(3.17%)
Annual Return 2017	34.50%
Annual Return 2018	(20.71%)
Annual Return 2019	12.63%